ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges - Accumulated impairment [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	£ 1,296	£ 937
Financial assets at fair value through other comprehensive income	(1)	(14)
Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	1,312	1,024
Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	£ (15)	£ (73)